Shareholder Report, Holdings (Details)	Jan. 31, 2026
C000018365 | Mizuho Securities9164412
Holdings [Line Items]
Percent of Total Investments	8.90%
C000018365 | Barclays Bank9164381
Holdings [Line Items]
Percent of Total Investments	7.90%
C000018365 | MUFG Securities Americas9164416
Holdings [Line Items]
Percent of Total Investments	5.20%
C000018365 | Natixis S.A.9164419
Holdings [Line Items]
Percent of Total Investments	3.00%
C000018365 | FHLB9164361
Holdings [Line Items]
Percent of Total Investments	2.10%
C000018365 | U.S. Treasury Bills9164035
Holdings [Line Items]
Percent of Total Investments	1.90%
C000018365 | U.S. Treasury Bills9164067
Holdings [Line Items]
Percent of Total Investments	1.90%
C000018365 | U.S. Treasury Bills9164009
Holdings [Line Items]
Percent of Total Investments	1.90%
C000018365 | TD Securities9164426
Holdings [Line Items]
Percent of Total Investments	1.90%
C000018365 | U.S. Treasury Notes9164133
Holdings [Line Items]
Percent of Total Investments	1.90%
C000018365 | U.S. Government Agency Obligation
Holdings [Line Items]
Percent of Net Asset Value	19.50%
C000018365 | Repurchase Agreement
Holdings [Line Items]
Percent of Net Asset Value	34.60%
C000018365 | U.S. Treasury Obligation
Holdings [Line Items]
Percent of Net Asset Value	38.80%
C000162326 | Mizuho Securities9164412
Holdings [Line Items]
Percent of Total Investments	8.90%
C000162326 | Barclays Bank9164381
Holdings [Line Items]
Percent of Total Investments	7.90%
C000162326 | MUFG Securities Americas9164416
Holdings [Line Items]
Percent of Total Investments	5.20%
C000162326 | Natixis S.A.9164419
Holdings [Line Items]
Percent of Total Investments	3.00%
C000162326 | FHLB9164361
Holdings [Line Items]
Percent of Total Investments	2.10%
C000162326 | U.S. Treasury Bills9164035
Holdings [Line Items]
Percent of Total Investments	1.90%
C000162326 | U.S. Treasury Bills9164067
Holdings [Line Items]
Percent of Total Investments	1.90%
C000162326 | U.S. Treasury Bills9164009
Holdings [Line Items]
Percent of Total Investments	1.90%
C000162326 | TD Securities9164426
Holdings [Line Items]
Percent of Total Investments	1.90%
C000162326 | U.S. Treasury Notes9164133
Holdings [Line Items]
Percent of Total Investments	1.90%
C000162326 | U.S. Government Agency Obligation
Holdings [Line Items]
Percent of Net Asset Value	19.50%
C000162326 | Repurchase Agreement
Holdings [Line Items]
Percent of Net Asset Value	34.60%
C000162326 | U.S. Treasury Obligation
Holdings [Line Items]
Percent of Net Asset Value	38.80%
C000240469 | Mizuho Securities9164412
Holdings [Line Items]
Percent of Total Investments	8.90%
C000240469 | Barclays Bank9164381
Holdings [Line Items]
Percent of Total Investments	7.90%
C000240469 | MUFG Securities Americas9164416
Holdings [Line Items]
Percent of Total Investments	5.20%
C000240469 | Natixis S.A.9164419
Holdings [Line Items]
Percent of Total Investments	3.00%
C000240469 | FHLB9164361
Holdings [Line Items]
Percent of Total Investments	2.10%
C000240469 | U.S. Treasury Bills9164035
Holdings [Line Items]
Percent of Total Investments	1.90%
C000240469 | U.S. Treasury Bills9164067
Holdings [Line Items]
Percent of Total Investments	1.90%
C000240469 | U.S. Treasury Bills9164009
Holdings [Line Items]
Percent of Total Investments	1.90%
C000240469 | TD Securities9164426
Holdings [Line Items]
Percent of Total Investments	1.90%
C000240469 | U.S. Treasury Notes9164133
Holdings [Line Items]
Percent of Total Investments	1.90%
C000240469 | U.S. Government Agency Obligation
Holdings [Line Items]
Percent of Net Asset Value	19.50%
C000240469 | Repurchase Agreement
Holdings [Line Items]
Percent of Net Asset Value	34.60%
C000240469 | U.S. Treasury Obligation
Holdings [Line Items]
Percent of Net Asset Value	38.80%
C000018374 | U.S. Treasury Bills9163623
Holdings [Line Items]
Percent of Total Investments	11.20%
C000018374 | U.S. Treasury Bills9163605
Holdings [Line Items]
Percent of Total Investments	11.00%
C000018374 | U.S. Treasury Bills9163627
Holdings [Line Items]
Percent of Total Investments	6.90%
C000018374 | U.S. Treasury Bills9163609
Holdings [Line Items]
Percent of Total Investments	4.40%
C000018374 | U.S. Treasury Notes9163786
Holdings [Line Items]
Percent of Total Investments	4.20%
C000018374 | U.S. Treasury Bills9163613
Holdings [Line Items]
Percent of Total Investments	4.20%
C000018374 | U.S. Treasury Bills9163635
Holdings [Line Items]
Percent of Total Investments	4.10%
C000018374 | U.S. Treasury Bills9163631
Holdings [Line Items]
Percent of Total Investments	3.50%
C000018374 | FFCB9163399
Holdings [Line Items]
Percent of Total Investments	2.50%
C000018374 | FHLB9163574
Holdings [Line Items]
Percent of Total Investments	2.50%
C000018374 | U.S. Government Agency Obligation
Holdings [Line Items]
Percent of Net Asset Value	19.30%
C000018374 | U.S. Treasury Obligation
Holdings [Line Items]
Percent of Net Asset Value	80.50%
C000018368 | U.S. Treasury Bills9164120
Holdings [Line Items]
Percent of Total Investments	8.10%
C000018368 | U.S. Treasury Bills9164132
Holdings [Line Items]
Percent of Total Investments	6.50%
C000018368 | U.S. Treasury Bills9164102
Holdings [Line Items]
Percent of Total Investments	6.00%
C000018368 | U.S. Treasury Bills9164136
Holdings [Line Items]
Percent of Total Investments	5.90%
C000018368 | U.S. Treasury Bills9164121
Holdings [Line Items]
Percent of Total Investments	5.90%
C000018368 | U.S. Treasury Bills9164112
Holdings [Line Items]
Percent of Total Investments	5.40%
C000018368 | U.S. Treasury Bills9164114
Holdings [Line Items]
Percent of Total Investments	5.30%
C000018368 | U.S. Treasury Bills9164106
Holdings [Line Items]
Percent of Total Investments	4.60%
C000018368 | U.S. Treasury Notes9164056
Holdings [Line Items]
Percent of Total Investments	4.40%
C000018368 | U.S. Treasury Bills9164104
Holdings [Line Items]
Percent of Total Investments	4.20%
C000018368 | U.S. Treasury Obligation
Holdings [Line Items]
Percent of Net Asset Value	103.90%
C000022551 | U.S. Treasury Notes9166127
Holdings [Line Items]
Percent of Total Investments	3.70%
C000022551 | U.S. Treasury Notes9166125
Holdings [Line Items]
Percent of Total Investments	2.60%
C000022551 | U.S. Treasury Notes9166141
Holdings [Line Items]
Percent of Total Investments	1.50%
C000022551 | U.S. Treasury Notes9166131
Holdings [Line Items]
Percent of Total Investments	1.40%
C000022551 | U.S. Treasury Notes9166136
Holdings [Line Items]
Percent of Total Investments	1.20%
C000022551 | U.S. Treasury Notes9166138
Holdings [Line Items]
Percent of Total Investments	1.00%
C000022551 | Truist Bank9166295
Holdings [Line Items]
Percent of Total Investments	0.90%
C000022551 | HSBC Holdings PLC9166090
Holdings [Line Items]
Percent of Total Investments	0.90%
C000022551 | Synchrony Card Funding LLC9165666
Holdings [Line Items]
Percent of Total Investments	0.90%
C000022551 | JPMorgan Chase9166229
Holdings [Line Items]
Percent of Total Investments	0.80%
C000022551 | Repurchase Agreement
Holdings [Line Items]
Percent of Net Asset Value	0.40%
C000022551 | U.S. Treasury Obligation
Holdings [Line Items]
Percent of Net Asset Value	12.50%
C000022551 | Futures Contracts
Holdings [Line Items]
Percent of Net Asset Value	0.00%
C000022551 | Commercial Paper
Holdings [Line Items]
Percent of Net Asset Value	0.60%
C000022551 | Municipal Bond
Holdings [Line Items]
Percent of Net Asset Value	2.00%
C000022551 | Mortgage-Backed Security
Holdings [Line Items]
Percent of Net Asset Value	13.20%
C000022551 | Asset-Backed Security
Holdings [Line Items]
Percent of Net Asset Value	34.10%
C000022551 | Corporate Obligation
Holdings [Line Items]
Percent of Net Asset Value	37.30%
C000158211 | U.S. Treasury Notes9166127
Holdings [Line Items]
Percent of Total Investments	3.70%
C000158211 | U.S. Treasury Notes9166125
Holdings [Line Items]
Percent of Total Investments	2.60%
C000158211 | U.S. Treasury Notes9166141
Holdings [Line Items]
Percent of Total Investments	1.50%
C000158211 | U.S. Treasury Notes9166131
Holdings [Line Items]
Percent of Total Investments	1.40%
C000158211 | U.S. Treasury Notes9166136
Holdings [Line Items]
Percent of Total Investments	1.20%
C000158211 | U.S. Treasury Notes9166138
Holdings [Line Items]
Percent of Total Investments	1.00%
C000158211 | Truist Bank9166295
Holdings [Line Items]
Percent of Total Investments	0.90%
C000158211 | HSBC Holdings PLC9166090
Holdings [Line Items]
Percent of Total Investments	0.90%
C000158211 | Synchrony Card Funding LLC9165666
Holdings [Line Items]
Percent of Total Investments	0.90%
C000158211 | JPMorgan Chase9166229
Holdings [Line Items]
Percent of Total Investments	0.80%
C000158211 | Repurchase Agreement
Holdings [Line Items]
Percent of Net Asset Value	0.40%
C000158211 | U.S. Treasury Obligation
Holdings [Line Items]
Percent of Net Asset Value	12.50%
C000158211 | Futures Contracts
Holdings [Line Items]
Percent of Net Asset Value	0.00%
C000158211 | Commercial Paper
Holdings [Line Items]
Percent of Net Asset Value	0.60%
C000158211 | Municipal Bond
Holdings [Line Items]
Percent of Net Asset Value	2.00%
C000158211 | Mortgage-Backed Security
Holdings [Line Items]
Percent of Net Asset Value	13.20%
C000158211 | Asset-Backed Security
Holdings [Line Items]
Percent of Net Asset Value	34.10%
C000158211 | Corporate Obligation
Holdings [Line Items]
Percent of Net Asset Value	37.30%
C000022552 | U.S. Treasury Notes9166973
Holdings [Line Items]
Percent of Total Investments	8.00%
C000022552 | U.S. Treasury Notes9166968
Holdings [Line Items]
Percent of Total Investments	4.50%
C000022552 | U.S. Treasury Notes9166975
Holdings [Line Items]
Percent of Total Investments	4.00%
C000022552 | FHLMC Multifamily Structured Pass-Through Certificates9167127
Holdings [Line Items]
Percent of Total Investments	2.50%
C000022552 | Seasoned Loans Structured Transaction Trust9168115
Holdings [Line Items]
Percent of Total Investments	2.40%
C000022552 | U.S. Treasury Notes9166971
Holdings [Line Items]
Percent of Total Investments	2.00%
C000022552 | FNMA REMIC9167407
Holdings [Line Items]
Percent of Total Investments	1.50%
C000022552 | GNMA9168058
Holdings [Line Items]
Percent of Total Investments	1.30%
C000022552 | FNMA REMIC9167361
Holdings [Line Items]
Percent of Total Investments	1.20%
C000022552 | FHLMC REMIC9167283
Holdings [Line Items]
Percent of Total Investments	1.20%
C000022552 | Repurchase Agreement
Holdings [Line Items]
Percent of Net Asset Value	2.50%
C000022552 | U.S. Treasury Obligation
Holdings [Line Items]
Percent of Net Asset Value	19.70%
C000022552 | Futures Contracts
Holdings [Line Items]
Percent of Net Asset Value	0.10%
C000022552 | Mortgage-Backed Security
Holdings [Line Items]
Percent of Net Asset Value	71.60%
C000147419 | U.S. Treasury Notes9166973
Holdings [Line Items]
Percent of Total Investments	8.00%
C000147419 | U.S. Treasury Notes9166968
Holdings [Line Items]
Percent of Total Investments	4.50%
C000147419 | U.S. Treasury Notes9166975
Holdings [Line Items]
Percent of Total Investments	4.00%
C000147419 | FHLMC Multifamily Structured Pass-Through Certificates9167127
Holdings [Line Items]
Percent of Total Investments	2.50%
C000147419 | Seasoned Loans Structured Transaction Trust9168115
Holdings [Line Items]
Percent of Total Investments	2.40%
C000147419 | U.S. Treasury Notes9166971
Holdings [Line Items]
Percent of Total Investments	2.00%
C000147419 | FNMA REMIC9167407
Holdings [Line Items]
Percent of Total Investments	1.50%
C000147419 | GNMA9168058
Holdings [Line Items]
Percent of Total Investments	1.30%
C000147419 | FNMA REMIC9167361
Holdings [Line Items]
Percent of Total Investments	1.20%
C000147419 | FHLMC REMIC9167283
Holdings [Line Items]
Percent of Total Investments	1.20%
C000147419 | Repurchase Agreement
Holdings [Line Items]
Percent of Net Asset Value	2.50%
C000147419 | U.S. Treasury Obligation
Holdings [Line Items]
Percent of Net Asset Value	19.70%
C000147419 | Futures Contracts
Holdings [Line Items]
Percent of Net Asset Value	0.10%
C000147419 | Mortgage-Backed Security
Holdings [Line Items]
Percent of Net Asset Value	71.60%
C000022554 | GNMA TBA9168784
Holdings [Line Items]
Percent of Total Investments	11.80%
C000022554 | GNMA9168383
Holdings [Line Items]
Percent of Total Investments	6.50%
C000022554 | GNMA9168356
Holdings [Line Items]
Percent of Total Investments	6.30%
C000022554 | GNMA9168369
Holdings [Line Items]
Percent of Total Investments	4.50%
C000022554 | GNMA TBA9168846
Holdings [Line Items]
Percent of Total Investments	3.50%
C000022554 | GNMA9168819
Holdings [Line Items]
Percent of Total Investments	3.50%
C000022554 | GNMA9168358
Holdings [Line Items]
Percent of Total Investments	2.90%
C000022554 | GNMA9168354
Holdings [Line Items]
Percent of Total Investments	2.70%
C000022554 | GNMA9168390
Holdings [Line Items]
Percent of Total Investments	2.70%
C000022554 | GNMA9168757
Holdings [Line Items]
Percent of Total Investments	2.20%
C000022554 | Repurchase Agreement
Holdings [Line Items]
Percent of Net Asset Value	1.80%
C000022554 | Futures Contracts
Holdings [Line Items]
Percent of Net Asset Value	0.00%
C000022554 | Mortgage-Backed Security
Holdings [Line Items]
Percent of Net Asset Value	94.90%
C000147421 | GNMA TBA9168784
Holdings [Line Items]
Percent of Total Investments	11.80%
C000147421 | GNMA9168383
Holdings [Line Items]
Percent of Total Investments	6.50%
C000147421 | GNMA9168356
Holdings [Line Items]
Percent of Total Investments	6.30%
C000147421 | GNMA9168369
Holdings [Line Items]
Percent of Total Investments	4.50%
C000147421 | GNMA TBA9168846
Holdings [Line Items]
Percent of Total Investments	3.50%
C000147421 | GNMA9168819
Holdings [Line Items]
Percent of Total Investments	3.50%
C000147421 | GNMA9168358
Holdings [Line Items]
Percent of Total Investments	2.90%
C000147421 | GNMA9168354
Holdings [Line Items]
Percent of Total Investments	2.70%
C000147421 | GNMA9168390
Holdings [Line Items]
Percent of Total Investments	2.70%
C000147421 | GNMA9168757
Holdings [Line Items]
Percent of Total Investments	2.20%
C000147421 | Repurchase Agreement
Holdings [Line Items]
Percent of Net Asset Value	1.80%
C000147421 | Futures Contracts
Holdings [Line Items]
Percent of Net Asset Value	0.00%
C000147421 | Mortgage-Backed Security
Holdings [Line Items]
Percent of Net Asset Value	94.90%